INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

7.             INVENTORIES

	December 31,	December 31,
	2017	2016

Finished metal	$15,309	$—
Materials and supplies	8,201	—
In-circuit	2,163	—

	$25,673	$—

As at December 31, 2017, $3,344 (2016 — nil) of depreciation and depletion and $371 (2016 — nil) of site share-based compensation was included in inventory.